Key Management Personnel Remuneration - Disclosure of Detailed Information About Key Management Personnel (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Key Management Personnel Remuneration
Short-term employee benefits	$ 3,182	$ 2,056	$ 1,743
Key management personnel remuneration	$ 3,182	$ 2,056	$ 1,743